Segment Reporting (Information for Revenue from External Customers by Destination) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting Information [Line Items]
Net sales	¥ 1,577,039	¥ 1,422,754	¥ 1,479,627
Japan
Segment Reporting Information [Line Items]
Net sales	614,043	598,639	607,642
Asia
Segment Reporting Information [Line Items]
Net sales	363,649	304,013	307,744
Europe
Segment Reporting Information [Line Items]
Net sales	312,669	235,355	253,382
United States of America
Segment Reporting Information [Line Items]
Net sales	224,791	228,968	250,203
Other Countries
Segment Reporting Information [Line Items]
Net sales	¥ 61,887	¥ 55,779	¥ 60,656